Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Reconciliation of Cash, Cash Equivalents and Restricted Cash

The following table provides a reconciliation of the amount of cash, cash equivalents, and restricted cash reported within the consolidated balance sheets to the total of the same such amounts shown in the consolidated statements of cash flows:

	As of December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
	(in thousands)
Amounts shown in Consolidated Balance Sheets:
Cash and cash equivalents	2,801,299	4,996,353	1,693,597	232,022
Restricted cash	14,175	131,794	93,515	12,812
Total cash, cash equivalents and restricted cash as shown in Consolidated Statements of Cash Flows	2,815,474	5,128,147	1,787,112	244,834

Schedule of Estimated Useful Life of Property and Equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Electronic equipment	3 – 5 years
Office equipment	3 – 5 years
Motor vehicles	4 – 5 years
Software	3 – 5 years
Leasehold improvements	Shorter of lease term or the estimated useful lives of the assets

Schedule of Estimated Useful Life of Intangible Assets	The estimated useful life for the intangible assets is as follows:

Category	Estimated useful life
Technologies	5 years
Trademarks	3-15 years
Customer relationship	5 years
Domain names	4-10 years
Database	5 years
Licensing agreements	1.75 years

Lease, Cost

Lease cost recognized in the Company’s consolidated statements of comprehensive income is summarized as follows:

		Year ended December 31,
		2022	2023	2024
	Classification	RMB	RMB	RMB	US$
		(in thousands)
Operating lease cost		128,081	119,484	114,311	15,661
	Cost of revenues	21,695	15,193	12,175	1,668
	Operating expenses	106,386	104,291	102,136	13,993
Cost of other leases with terms less than one year		87,603	91,815	91,446	12,528
	Cost of revenues	79,274	82,975	86,576	11,861
	Operating expenses	8,329	8,840	4,870	667

Lessee, Operating Lease, Liability, Maturity

Maturities of operating lease liabilities as of December 31, 2024 are as follows:

	Amounts
	RMB	US$
	(in thousands)
2025	76,182	10,437
2026	23,218	3,181
2027	900	123
Total lease payments	100,300	13,741
Less imputed interest	(3,587)	(491)
Total	96,713	13,250

Schedule of Operating Lease in its Unaudited Consolidated Balance Sheet

As of December 31, 2023 and 2024, the Company recognized the following items related to operating lease in its consolidated balance sheets.

	As of December 31,
	2023	2024
	RMB	RMB	US$
	(in thousands)
Operating lease ROU assets	199,305	98,921	13,552
Operating lease liabilities, current portion	106,953	73,610	10,085
Operating lease liabilities, non-current portion	89,187	23,103	3,165